Fair Value: (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥16,564	¥16,564	—	—

Liabilities:
Derivatives	¥2	—	¥2	—

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	$175,863	$175,863	—	—
Derivatives	$7,865	$2,153	$5,712	—

Total assets:	$183,728	$178,016	$5,712	—

Fair Value of Financial Instruments Disclosure

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions		U.S. dollars in thousands
	March 31, 2010		March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥123,309	¥123,309	¥94,321	¥94,321	$1,134,348	$1,134,348
Short-term investments	3,891	3,891	2,745	2,745	33,013	33,013
Short-term loan receivable	158	158	141	141	1,696	1,696
Long-term loan receivable	358	363	241	243	2,898	2,922
Short-term borrowings	(115,467)	(115,467)	(52,018)	(52,018)	(625,592)	(625,592)
Long-term debt including the current portion and excluding capital lease obligation	¥(641)	¥(579)	¥(100,751)	¥(104,891)	$(1,211,678)	$(1,261,468)